Investment Objectives and Goals - Janus Henderson AA-A CLO ETF	Feb. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson AA-A CLO ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson AA-A CLO ETF seeks capital preservation and current income.